Income taxes - Disclosure of Detailed Information About Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	$ 390,426	$ 295,723
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	239,175	207,853
Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	10,619	0
Accrued Expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	78,754	25,513
Mineral Properties, Plant And Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	44,300	55,460
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	$ 17,578	$ 6,897